Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 6	$ 9	$ 8
Amounts received under incentive schemes and share-based payments	14	20	16
Total	20	29	24
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	17	30	25
Pensions and other post-retirement benefits	2	2	2
Amounts received under incentive schemes and share-based payments	52	32	32
Short term employee benefits, for loss of office	8	0	0
Total	$ 79	$ 64	$ 59